Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Investments accounted for using the equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 499,942	¥ 544,563
Investments accounted for using the equity method, Joint ventures	416,004	422,841
Investments accounted for using the equity method, Total	915,946	967,404	¥ 891,002
Honda's equity of undistributed earnings, Affiliates	87,284	177,231
Honda's equity of undistributed earnings, Joint ventures	259,675	279,288
Honda's equity of undistributed earnings, Total	¥ 346,959	¥ 456,519